INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 0	$ 56,094	$ 56
Amortization expense continuing operations	1,252	3,268	1,111
Amortization expense discontinued operations	6	5,864	4,182
Asgard Data Centers
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 7,539	7,539
Computer software Of loto interactive
INTANGIBLE ASSETS, NET
Impairment of intangible assets			$ 56
Disposal of Loto Interactive
INTANGIBLE ASSETS, NET
Impairment of intangible assets		$ 56